Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	28 Months Ended	33 Months Ended	38 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	64 Months Ended	70 Months Ended	88 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000210296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.46%							14.97%			16.53%
C000221226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.58%							0.69%		3.71%
C000226201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.60%							11.43%	12.46%
C000226202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	22.03%							7.71%	8.17%
C000232558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.21%						13.03%
C000236859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(13.85%)					3.89%
C000245618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	30.39%			27.49%
C000248199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	20.90%		17.27%
C000254669 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	31.73%	28.18%
C000271463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.50%				20.22%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%						12.54%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%		18.24%					12.36%			15.86%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%					16.12%		10.85%		14.28%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			24.15%	21.33%			12.12%	12.97%
MSCI World ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	25.00%							9.62%	9.94%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net)
Average Annual Return, Percent	28.46%	25.73%
STOXX Global Breakthrough Healthcare Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Breakthrough Healthcare Index (Net)
Average Annual Return, Percent	26.42%							(1.04%)		2.56%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	31.19%				19.63%